Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Accounting Policies [Abstract]
Description of Business

(a)     Description of business

Oranco, Inc. (the “Company”) was incorporated under the laws of the State of Nevada on June 16, 1977. The Company and its subsidiaries (the “Group”) are principally engaged in marketing and wholesale of own-brand spirits and wine in the People’s Republic of China (the “PRC”).

Details of the subsidiaries are set out in note 19.

(a)     Description of business

Oranco, Inc. (the “Company”) was incorporated under the laws of the State of Nevada on June 16, 1977. The Company and its subsidiaries (the “Group”) are principally engaged in marketing and wholesale of own-brand spirits and wine in the People’s Republic of China (the “PRC”).

Details of the subsidiaries are set out in note 19 set forth below.

Basis of presentation and principals of consolidation

(b)    Basis of presentation and principals of consolidation

The Consolidated Financial Statements include the financial statements of Oranco, Inc. and its subsidiaries.

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to or has rights to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are de-consolidated from the date that control ceases.

The accompanying consolidated financial statements have been prepared in accordance with the U.S. generally accepted accounting principles or GAAP. The Group operates in one reportable segment and solely within the PRC. Accordingly, no segment or geographic information has been presented.

Use of Estimates

The preparation of these Consolidated Financial Statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expenses. Actual results may differ from those estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised and in any future periods affected. Areas requiring a significant degree of estimation include useful lives of property, plant and equipment, allowance for doubtful debts, provision for obsolete inventories and fair value of investment.

(b)    Basis of presentation and principals of consolidation

The Consolidated Financial Statements include the financial statements of Oranco, Inc. and its subsidiaries.

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to or has rights to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are de-consolidated from the date that control ceases.

The accompanying consolidated financial statements have been prepared in accordance with the U.S. generally accepted accounting principles or GAAP. The Group operates in one reportable segment and solely within the PRC. Accordingly, no segment or geographic information has been presented.

Use of Estimates

The preparation of these Consolidated Financial Statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expenses. Actual results may differ from those estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised and in any future periods affected. Areas requiring a significant degree of estimation include useful lives of property, plant and equipment, allowance for doubtful debts, provision for obsolete inventories and fair value of investment.

Financial instruments

(c)     Financial instruments

Financial instruments of the Group primarily consist of cash and cash equivalents, accounts receivable, other current assets, accounts payable, accrued expenses and other current liabilities and amount due to Director. The carrying values of the Group’s financial instruments approximate their fair values, principally because of the short-term maturity of these instruments or their terms.

The Group has no derivative financial instruments.

(c)     Financial instruments

Financial instruments of the Group primarily consist of cash and cash equivalents, accounts receivable, other current assets, accounts payable, accrued expenses and other current liabilities and amount due to Director. The carrying values of the Group’s financial instruments approximate their fair values, principally because of the short-term maturity of these instruments or their terms.

The Group has no derivative financial instruments.

Cash and cash equivalents

(d)    Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

(d)    Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

Revenue recognition

(e)     Revenue recognition

Our revenue consists primarily of the sale of own-brand products, wine, and co-branded products with Fenjiu Liquor in the PRC. Sales of products are for cash or otherwise agreed-upon credit terms. Our payment terms vary by location and customer. Our customers consist primarily of wholesale distributors. Our revenue generating activities have a single performance obligation and are recognized at the point in time when control transfers and our obligation has been fulfilled, which is when the ownership of the related goods are transferred to the customer, depending upon the method of distribution, and shipping terms. We have elected to treat transportation as a fulfilment activity. Revenue is measured as the amount of consideration we expect to receive in exchange for our products. Our sales terms do not allow for a right of return except for matters related to any manufacturing defects on our part. Certain customers receive cash-based incentives or credits, which are accounted for as variable consideration. We estimate these amounts based on the expected amount to be provided to customers and reduce revenue. We believe that there will not be significant changes to our estimates of variable consideration.

(e)     Revenue recognition

Our revenue consists primarily of the sale of own-brand products, wine, and co-branded products with Fenjiu Liquor in the PRC. Sales of products are for cash or otherwise agreed-upon credit terms. Our payment terms vary by location and customer. Our customers consist primarily of wholesale distributors. Our revenue generating activities have a single performance obligation and are recognized at the point in time when control transfers and our obligation has been fulfilled, which is when the ownership of the related goods are transferred to the customer, depending upon the method of distribution, and shipping terms. We have elected to treat transportation as a fulfilment activity. Revenue is measured as the amount of consideration we expect to receive in exchange for our products. Our sales terms do not allow for a right of return except for matters related to any manufacturing defects on our part. Certain customers receive cash-based incentives or credits, which are accounted for as variable consideration. We estimate these amounts based on the expected amount to be provided to customers and reduce revenue. We believe that there will not be significant changes to our estimates of variable consideration.

Equity Investments

(f)     Equity investments

An investment in which the Company has the ability to exercise significant influence, but does not have a controlling interest, is accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock between 20% and 50%, and other factors, such as representation on the board of directors, voting rights, and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

(f)     Equity investments

An investment in which the Company has the ability to exercise significant influence, but does not have a controlling interest, is accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock between 20% and 50%, and other factors, such as representation on the board of directors, voting rights, and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

Impairment of Investments

(g)    Impairment of investments

We periodically review our equity investments for impairment. We consider whether impairment indicators exist by evaluating the companies’ financial and liquidity position and access to capital resources, among others. If the assessment indicates that the investment is impaired, we write down the investment to its fair value by recording the corresponding charge as a component of other income (expense), net. Fair value is estimated using the best information available, which may include cash flow projections or other available market data.

(g)    Impairment of investments

We periodically review our equity investments for impairment. We consider whether impairment indicators exist by evaluating the companies’ financial and liquidity position and access to capital resources, among others. If the assessment indicates that the investment is impaired, we write down the investment to its fair value by recording the corresponding charge as a component of other income (expense), net. Fair value is estimated using the best information available, which may include cash flow projections or other available market data.

Accounts receivable and allowance for credit loss

(h)    Accounts receivable and allowance for credit loss

Accounts receivable are stated at the amount the Group expects to collect. The Group maintains allowances for doubtful accounts for estimated losses. Management considers the following factors when determining the collectability of specific accounts: historical experience, creditworthiness of the clients, aging of the receivables and other specific circumstances related to the accounts. Allowance for doubtful accounts is made and recorded into administrative expenses based on the aging of accounts receivable and on any specifically identified receivables that may become uncollectible. Accounts receivable which are deemed to be uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group takes a write-off of the account balances when the Group can demonstrate all means of collection on the outstanding balances have been exhausted. Our assessment considered the estimates of expected credit and collectability trends. Volatility in market conditions and evolving credit trends are difficult to predict and may cause variability and volatility that may have an impact on our allowance for credit losses in future periods. There is no allowance for credit losses or write-off during the periods ended March 31, 2023 and 2022.

(h)    Accounts receivable and allowance for credit loss

Accounts receivable are stated at the amount the Group expects to collect. The Group maintains allowances for doubtful accounts for estimated losses. Management considers the following factors when determining the collectability of specific accounts: historical experience, creditworthiness of the clients, aging of the receivables and other specific circumstances related to the accounts. Allowance for doubtful accounts is made and recorded into administrative expenses based on the aging of accounts receivable and on any specifically identified receivables that may become uncollectible. Accounts receivable which are deemed to be uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group takes a write-off of the account balances when the Group can demonstrate all means of collection on the outstanding balances have been exhausted. Our assessment considered the impact of COVID-19 and estimates of expected credit and collectability trends. Volatility in market conditions and evolving credit trends are difficult to predict and may cause variability and volatility that may have an impact on our allowance for credit losses in future periods. There is no allowance for credit losses or write-off during the years ended June 30, 2022 and June 30, 2021.

Inventories

(i)     Inventories

Inventories consist of raw materials, finished products and packaging materials. Inventories are stated at the lower of cost or net realizable value. Cost is determined using the weighted average method. The Group routinely evaluates the net realizable value of the inventories in light of current market conditions and market trends and records a write-down against the cost of inventories should the net realizable value fall below the cost. There is no write-down on inventories during the periods ended March 31, 2023 and 2022.

(i)     Inventories

Inventories consist of raw materials, finished products and packaging materials. Inventories are stated at the lower of cost or net realizable value. Cost is determined using the weighted average method. The Group routinely evaluates the net realizable value of the inventories in light of current market conditions and market trends and records a write-down against the cost of inventories should the net realizable value fall below the cost. There is no write-down on inventories during the years ended June 30, 2022 and June 30, 2021.

Property and equipment

(j)     Property, plant and equipment

Property, plant and equipment are carried at cost less accumulated depreciation and any recorded impairment. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Category	Estimated useful life	Estimated residual values
Building	20 years	0 – 10%
Computer and office equipment	3 years	0 – 10%
Leasehold improvement	Over the shorter of lease term or the estimated useful lives of the assets

Repairs and maintenance are expensed as incurred and asset improvements are capitalized. Consideration is given at each balance sheet date to determine whether there is any indication of impairment of the carrying amounts of the property, plant and equipment. The indication could be an unfavorable development of a business or severe economic slowdown as well as reorganization of the operation. In assessing value in use, the estimated future cash flows are discounted to their present value, based on the time value of money and the risks specific to the PRC where the assets are located.

(j)     Property, plant and equipment

Property, plant and equipment are carried at cost less accumulated depreciation and any recorded impairment. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Category	Estimated useful life	Estimated residual values
Building	20 years	0 – 10%
Computer and office equipment	3 years	0 – 10%
Leasehold improvement	Over the shorter of lease term or the estimated useful lives of the assets

Repairs and maintenance are expensed as incurred and asset improvements are capitalized. Consideration is given at each balance sheet date to determine whether there is any indication of impairment of the carrying amounts of the property, plant and equipment. The indication could be an unfavorable development of a business or severe economic slowdown as well as reorganization of the operation. In assessing value in use, the estimated future cash flows are discounted to their present value, based on the time value of money and the risks specific to the PRC where the assets are located.

VAT and VAT refund

(k)    VAT and VAT refund

VAT on sales is charged at 13% on revenue from product sales and is subsequently paid to the PRC tax authorities after netting input VAT on purchases. The excess of output VAT over input VAT is recognized in other current liabilities, and the excess of input VAT over output VAT is recognized in other current assets in the Consolidated Balance Sheets.

(k)    VAT and VAT refund

VAT on sales is charged at 13% on revenue from product sales and is subsequently paid to the PRC tax authorities after netting input VAT on purchases. The excess of output VAT over input VAT is recognized in other current liabilities, and the excess of input VAT over output VAT is recognized in other current assets in the Consolidated Balance Sheets.

Operating leases

(l)     Operating leases

We determine if an arrangement is a lease at inception. Payments under our lease arrangements are fixed. Right-of-use (“ROU”) assets and lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is incremental borrowing rate, because the interest rate implicit in the leases is not readily determinable. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. The lease terms include periods under options to extend or terminate the lease when it is reasonably certain that we will exercise that option. The Group generally uses the base, non-cancelable, lease term when determining the ROU assets and lease liabilities. ROU assets also include any prepaid lease payments and lease incentives. The current portion of operating lease liabilities is included in accrued expenses and other current liabilities. Should there be long term portion, the non-current lease liabilities will be included in operating lease liabilities. Operating lease expense is recognized on a straight-line basis over the lease term.

(l)     Operating leases

We determine if an arrangement is a lease at inception. Payments under our lease arrangements are fixed. Right-of-use (“ROU”) assets and lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is incremental borrowing rate, because the interest rate implicit in the leases is not readily determinable. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. The lease terms include periods under options to extend or terminate the lease when it is reasonably certain that we will exercise that option. The Group generally uses the base, non-cancelable, lease term when determining the ROU assets and lease liabilities. ROU assets also include any prepaid lease payments and lease incentives. The current portion of operating lease liabilities is included in accrued expenses and other current liabilities. Should there be long term portion, the non-current lease liabilities will be included in operating lease liabilities. Operating lease expense is recognized on a straight-line basis over the lease term.

Foreign currency translation

(m)   Foreign currency translation

All of the Group’s operations are conducted in the PRC and as a result, the functional and reporting currency of the Group is the Chinese Renminbi.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currency at the prevailing rates of exchange at the balance sheet date. Transactions in currencies other than the functional currency are converted into the functional currency at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the Consolidated Statements of Comprehensive Income.

In translating the financial statements of the Company’s subsidiaries into the reporting currency, assets and liabilities are translated from the subsidiaries’ functional currencies to the reporting currency at the exchange rate at the balance sheet date. Equity amounts are translated at historical exchange rates; revenues, expenses, and other gains and losses are translated using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income/(loss) in the Consolidated Statements of Comprehensive Income.

The following exchange rates, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board, were used to translate the amounts from the functional currency RMB into the presentation currency United States dollars (“USD or US$”) for the respective periods:

	March 31, 2023	March 31, 2022
Period end exchange rate	US$1.00 to RMB 6.8676	US$1.00 to RMB 6.3393
Nine months average exchange rate	US$1.00 to RMB 6.945	US$1.00 to RMB 6.3962

(m)   Foreign currency translation

All of the Group’s operations are conducted in the PRC and as a result, the functional currency of the Group is the Chinese Renminbi (“RMB”). The presentation currency of the Group is the United States dollars (“USD or US$”).

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currency at the prevailing rates of exchange at the balance sheet date. Transactions in currencies other than the functional currency are converted into the functional currency at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the statements of comprehensive income.

In translating the financial statements of the Company’s subsidiaries in functional currencies into the presentation currency, assets and liabilities are translated from the subsidiaries’ functional currencies to the presentation currency at the exchange rate at the balance sheet date. Equity amounts are translated at historical exchange rates; revenues, expenses, and other gains and losses are translated using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income/(loss) in the Consolidated Statements of Comprehensive Income.

The following exchange rates, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board, were used to translate the amounts from the functional currency RMB into the presentation currency United States dollars (“USD or US$”) for the respective periods:

	June 30, 2022	June 30, 2021
Year end exchange rate	US$1.00 to RMB 6.6981	US$1.00 to RMB 6.4566
Year average exchange rate	US$1.00 to RMB 6.4477	US$1.00 to RMB 6.6217

Income taxes

(n)    Income taxes

Income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities. The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit of the related tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. As at March 31, 2023 and June 30, 2022, the Group had no uncertain income tax position. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group records interest and penalties related to unrecognized tax liabilities (if any) in interest expenses and administrative expenses, respectively.

(n)    Income taxes

Income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities. The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit of the related tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. As at June 30, 2022 and June 30, 2021, the Group had no uncertain income tax position. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group records interest and penalties related to unrecognized tax liabilities (if any) in interest expenses and administrative expenses, respectively.

COVID-19 impact

(o)    COVID-19 impact

The novel coronavirus, or COVID-19, pandemic has created, and may continue to create, significant uncertainty in macroeconomic conditions. The full extent to which the COVID-19 pandemic will directly or indirectly impact the global economy, the lasting social effects, and impact on the Group’s business, results of operations, and financial condition will depend on future developments that are highly uncertain and cannot be accurately predicted. As of the date of issuance of the financial statements, the Group is not aware of any specific event of circumstance related to COVID-19 that would require it to update its estimates or judgments or to adjust the carrying value of its assets or liabilities. Actual results could differ from those estimates and any such differences may be material to the consolidated financial statements. As events continue to evolve and additional information becomes available, the Group’s estimates and assumptions may change materially in future periods.

Fair value measurement

(o)    Fair value measurement

The Group defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The Group follows the provisions of ASC 820, “Fair Value Measurements and Disclosures”. ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs, other than quoted prices in level 1, that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the asset or liability.

The carrying value of financial instruments included in current assets and liabilities approximate their fair values because of the short-term nature of these instruments.

(p)    Fair value measurement

The Group defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The Group follows the provisions of ASC 820, “Fair Value Measurements and Disclosures”. ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs, other than quoted prices in level, that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the asset or liability.

The carrying value of financial instruments included in current assets and liabilities approximate their fair values because of the short-term nature of these instruments.

Business combinations

(p)    Business combinations

Business acquisitions are accounted for under the acquisition method. The acquisition method requires the reporting entity to identify the acquirer, determine the acquisition date, recognize and measure the identifiable assets acquired, the liabilities assumed and any non-controlling interest in the acquired entity, and recognize and measure goodwill or a bargain gain from the purchase. The acquiree’s results are included in the Company’s consolidated financial statements from the date of acquisition. Assets acquired and liabilities assumed are recorded at their fair values on the date acquired and the excess of the purchase price over the amounts assigned is recorded as goodwill, or if the fair value of the net assets acquired exceeds the purchase price consideration, a bargain purchase gain is recorded. Adjustments to fair value assessment are generally recorded to goodwill over the measurement period (not longer than 12 months). The acquisition method also requires that acquisition-related transaction and post-acquisition restructuring costs be charged to expense as committed, and requires the Company to recognize and measure certain assets and liabilities, including those arising from contingencies and contingent consideration in a business combination.

(q)    Business combinations

Business acquisitions are accounted for under the acquisition method. The acquisition method requires the reporting entity to identify the acquirer, determine the acquisition date, recognize and measure the identifiable assets acquired, the liabilities assumed and any non-controlling interest in the acquired entity, and recognize and measure goodwill or a bargain gain from the purchase. The acquiree’s results are included in the Company’s consolidated financial statements from the date of acquisition. Assets acquired and liabilities assumed are recorded at their fair values on the date acquired and the excess of the purchase price over the amounts assigned is recorded as goodwill, or if the fair value of the net assets acquired exceeds the purchase price consideration, a bargain purchase gain is recorded. Adjustments to fair value assessment are generally recorded to goodwill over the measurement period (not longer than 12 months). The acquisition method also requires that acquisition-related transaction and post-acquisition restructuring costs be charged to expense as committed, and requires the Company to recognize and measure certain assets and liabilities, including those arising from contingencies and contingent consideration in a business combination.

Transactions between entities under common control

(q)    Transactions between entities under common control

When accounting for a transfer of assets or exchange of shares between entities under common control of the Group, the carrying amounts of the assets and liabilities transferred shall remain unchanged subsequent to the transaction, and no gain or loss shall be recorded in the Consolidated Statements of Comprehensive Income.

(r)     Transactions between entities under common control

When accounting for a transfer of assets or exchange of shares between entities under common control of the Group, the carrying amounts of the assets and liabilities transferred shall remain unchanged subsequent to the transaction, and no gain or loss shall be recorded in the Consolidated Statements of Operations.

Commitments and contingencies

(r)     Commitments and contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed. As at March 31, 2023 and June 30, 2022, the Group had no such potential material loss contingency.

(s)     Commitments and contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed. As at June 30, 2022 and June 30, 2021, the Group had no such potential material loss contingency.

Software development costs

(s)     Software development costs

We expense software development costs, including costs to develop software products or the software to be sold, leased or marketed to external users, before technological feasibility is reached. Technological feasibility is typically reached shortly before the release of such products and as a result, development costs that meet the criteria for capitalization were not material for the periods presented.

Software development costs also include costs to develop software to be used solely to meet internal needs. We capitalize development costs related to these software applications once the preliminary project sage is complete and it is probable that the project will be complete, and the software will be used to perform the function intended. Costs capitalized for developing such software applications were not material for the periods presented.

(t)     Software development costs

We expense software development costs, including costs to develop software products or the software to be sold, leased or marketed to external users, before technological feasibility is reached. Technological feasibility is typically reached shortly before the release of such products and as a result, development costs that meet the criteria for capitalization were not material for the periods presented.

Software development costs also include costs to develop software to be used solely to meet internal needs. We capitalize development costs related to these software applications once the preliminary project stage is complete and it is probable that the project will be complete, and the software will be used to perform the function intended. Costs capitalized for developing such software applications were not material for the periods presented.

Recently issued accounting pronouncements not yet adopted

(t)     Recently issued accounting pronouncements not yet adopted

Not yet adopted

During August 2020, the FASB issued ASU 2020-06, “Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40),” which simplifies the accounting for convertible instruments, reduces complexity for preparers and practitioners and improves the decision usefulness and relevance of the information provided to financial statement users. ASU 2020-06 also amends the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions. ASU 2020-06 is effective for the Group as of July 1, 2024.

During May 2021, the FASB issued ASU 2021-04, to clarify and reduce diversity in accounting for modifications or exchanges of freestanding equity-classified written call options that remain equity classified after modification or exchange. The standard is effective for the Group as of July 1, 2023.

The Group is reviewing the impact of these accounting pronouncements but does not currently expect the adoption of these to have a material impact on its consolidated financial statements.

(u)    Recently issued accounting pronouncements

Recently adopted

During December 2019, the FASB issued ASU 2019-12, to amend and simplify the accounting for income taxes by removing certain exceptions to the general principles of Topic 740, and also improve consistent application of and simplify U.S. GAAP for other areas of Topic 740 by clarifying and amending existing guidance.

The Group has adopted ASU 2019-12 as of July 1, 2021 and determined the adoption of this did not have an impact on its consolidated financial statements.

Not yet adopted

During August 2020, the FASB issued ASU 2020-06, “Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40),” which simplifies the accounting for convertible instruments, reduces complexity for preparers and practitioners and improves the decision usefulness and relevance of the information provided to financial statement users. ASU 2020-06 also amends the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions. ASU 2020-06 is effective for the Group as of July 1, 2024.

During May 2021, the FASB issued ASU 2021-04, to clarify and reduce diversity in accounting for modifications or exchanges of freestanding equity-classified written call options that remain equity classified after modification or exchange. The standard is effective for the Group as of July 1, 2023.

During July 2021, the FASB issued ASU 2021-05, which requires lessors to classify leases as operating leases if they have variable lease payments that do not depend on an index or rate and would have selling losses if they were classified as sales-type or direct financing leases. ASU 2020-06 is effective for the Group as of July 1, 2022.

The Group is reviewing the impact of these accounting pronouncements but does not currently expect the adoption of these to have a material impact on its consolidated financial statements.